Schedule of property plant and equipment by class of assets (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		$ 124,201
Balance at June 30, 2021		125,914		$ 124,201
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		224,875
Balance at June 30, 2021		232,509		224,875
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		(100,674)
Balance at June 30, 2021		(106,595)	[1]	(100,674)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		15,869		21,588
Additions		1,089		4,338
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Write-offs		(71)		(1,271)
Transfers		(1)		(21)
Transfers to assets held for sale		3		(13)
Depreciation, amortization and depletion		(2,067)		(4,022)
Impairment recognition (note 19)				(337)
Impairment reversal (note 19)				124
Cumulative translation adjustment		538		(4,517)
Balance at June 30, 2021		15,360		15,869
Land Buildings And Improvement [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		3,043		4,450
Additions
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Write-offs				(4)
Transfers		(23)		(258)
Transfers to assets held for sale				(8)
Depreciation, amortization and depletion		(56)		(142)
Impairment recognition (note 19)				(14)
Impairment reversal (note 19)
Cumulative translation adjustment		145		(981)
Balance at June 30, 2021		$ 3,109		3,043
Weighted average of useful life in years		40 years
Land Buildings And Improvement [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		$ 5,450
Balance at June 30, 2021		4,744		5,450
Land Buildings And Improvement [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		(2,407)
Balance at June 30, 2021		(1,635)	[1]	(2,407)
Equipment And Other Assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	[2]	58,680		70,378
Additions	[2]	728		4,587
Additions to / review of estimates of decommissioning costs	[2]
Capitalized borrowing costs	[2]
Write-offs	[2]	(47)		(438)
Transfers	[2]	779		2,676
Transfers to assets held for sale	[2]	(1,037)		(226)
Depreciation, amortization and depletion	[2]	(2,009)		(4,298)
Impairment recognition (note 19)	[2]	(186)		(7,293)
Impairment reversal (note 19)	[2]	42		5,542
Cumulative translation adjustment	[2]	2,007		(12,248)
Balance at June 30, 2021	[2]	$ 58,957		58,680
Weighted average of useful life in years		20 years
Equipment And Other Assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		$ 107,199
Balance at June 30, 2021		110,783		107,199
Equipment And Other Assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		(48,519)
Balance at June 30, 2021		(51,826)	[1]	(48,519)
Converge of Price Inflation Index Period [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	[3]	15,443		21,952
Additions	[3]	2,842		3,090
Additions to / review of estimates of decommissioning costs	[3]
Capitalized borrowing costs	[3]	478		941
Write-offs	[3]	(167)		(461)
Transfers	[3]	(2,705)		(3,175)
Transfers to assets held for sale	[3]	(159)		27
Depreciation, amortization and depletion	[3]
Impairment recognition (note 19)	[3]			(2,855)
Impairment reversal (note 19)	[3]	27		482
Cumulative translation adjustment	[3]	587		(4,558)
Balance at June 30, 2021	[3]	16,346		15,443
Converge of Price Inflation Index Period [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		27,544
Balance at June 30, 2021		28,422		27,544
Converge of Price Inflation Index Period [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		(12,101)
Balance at June 30, 2021		(12,076)	[1]	(12,101)
Exploration And Development Costs [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	[4]	31,166		40,897
Additions	[4]	1		365
Additions to / review of estimates of decommissioning costs	[4]	(1)		5,421
Capitalized borrowing costs	[4]
Write-offs	[4]	(14)		(187)
Transfers	[4]	2,026		1,336
Transfers to assets held for sale	[4]	(257)		(848)
Depreciation, amortization and depletion	[4]	(2,002)		(3,864)
Impairment recognition (note 19)	[4]	(8)		(4,603)
Impairment reversal (note 19)	[4]	19		1,612
Cumulative translation adjustment	[4]	1,212		(8,963)
Balance at June 30, 2021	[4]	32,142		31,166
Exploration And Development Costs [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		60,902
Balance at June 30, 2021		63,540		60,902
Exploration And Development Costs [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		(29,736)
Balance at June 30, 2021		$ (31,398)	[1]	(29,736)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Weighted average of useful life in years		8 years
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		$ 23,780
Balance at June 30, 2021		25,020		23,780
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020		(7,911)
Balance at June 30, 2021		$ (9,660)	[1]	$ (7,911)

[1]	In the case of land and assets under construction, it refers only to impairment losses.
[2]	It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
[3]	See note 24 for assets under construction by operating segment.
[4]	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas.